Expenses (Tables)	12 Months Ended
Dec. 31, 2021
EXPENSES
Schedule of expenses by nature	(a) Operating expenses by nature

	Year ended December 31
(in millions of U.S. dollars)	2021	2020
OPERATING EXPENSES BY NATURE
Raw materials and consumables	160.8	131.1
Salaries and employee benefits(1)	139.7	117.0
Contractors	74.7	64.2
Repairs and maintenance	47.7	37.0
General and administrative	24.9	23.0
Leases	2.6	4.1
Royalties	7.4	8.5
Drilling and analytical	9.3	3.8
Other	11.8	13.3
Total production expenses	478.9	402.0
Less: Production expenses capitalized	(98.6)	(70.9)
Add (less): Change in inventories	(3.0)	8.8
Total operating expenses	377.3	339.9
1.The Company received a wage subsidy from the Government of Canada in response to the Covid-19 pandemic. The subsidy was treated as government assistance and was applied as a reduction to salaries and employee benefits. For the year ended December 31, 2021 the Company received a subsidy of $0.8 million (2020 - $12.8 million).
Schedule of finance costs and income	(b) Finance costs and income

	Year ended December 31
(in millions of U.S. dollars)	2021	2020
FINANCE COSTS
Interest on senior unsecured notes	36.3	47.5
Accretion	3.9	4.3
Loss on repayment of long-term debt(1)	—	23.3
Other finance costs	6.5	7.8
Total finance costs	46.7	82.9
Less: amounts included in cost of qualifying assets	(11.9)	(3.7)
Total finance costs	34.8	79.2
FINANCE INCOME
Interest income	0.3	1.1
1.In July 2020, the Company recognized a loss on repayment of long-term debt associated with the previously held 2022 senior unsecured notes.
Schedule of other (losses) and gains
(c) Other gains and (losses)

	Year ended December 31
(in millions of U.S. dollars)	2021	2020
OTHER GAINS AND (LOSSES)
Gain on foreign exchange	1.4	1.2
Loss on disposal of assets	(2.0)	(1.6)
(Loss) gain on revaluation of investments	(21.3)	17.4
Unrealized loss on revaluation of non-current derivative financial liabilities	(62.9)	(110.4)
Settlement and gain on revaluation of gold price option contracts	—	26.4
Loss on revaluation of copper price option contracts	(1.5)	—
Gain on foreign exchange derivative	1.5	9.0
Gain on disposal of Blackwater stream (Note 10)	147.3	—
Loss on sale of Blackwater (Note 10)	—	(30.2)
Revaluation of CSP's reclamation and closure cost obligation	(4.2)	3.4
Gain on receivable associated with Mesquite sale(1)	—	12.8
Flow through share premium(2)	1.7	—
Other	(2.5)	(6.3)
Total other gains (losses)	57.5	(78.3)
1.The Company recognized a gain on the collection of the outstanding working capital proceeds due from the sale of Mesquite and income tax refunds at Mesquite.

2.Flow through share premium recognized in income when the Company renounced the related tax benefits of the 2020 flow through share issuance.